Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Repurchase Agreements
The following table summarizes the Company’s share repurchase activity (in millions, except per share data):

	Twelve months ended December 31
	2019	2018
Shares repurchased	10.5	10.0
Average price per share	$186.33	$143.94
Costs recorded to retained earnings
Total repurchase cost	$1,950	$1,447
Additional associated costs	10	7
Total costs recorded to retained earnings	$1,960	$1,454

Schedule of components of weighted average number of shares outstanding
Weighted average ordinary shares outstanding are as follows (in millions):

Years ended December 31	2019	2018	2017
Basic weighted average ordinary shares outstanding	238.6	245.2	258.5
Dilutive effect of potentially issuable shares	2.0	1.8	2.2
Diluted weighted average ordinary shares outstanding	240.6	247.0	260.7

Components of Accumulated other comprehensive loss, net of related tax
Changes in Accumulated other comprehensive loss by component, net of related tax, are as follows (in millions):

	Change in Fair Value of Financial Instruments (1)	Foreign Currency Translation Adjustments	Postretirement Benefit Obligation (2)	Total
Balance at January 1, 2017	$(37)	$(1,264)	$(2,611)	$(3,912)
Other comprehensive income (loss) before reclassifications
Other comprehensive income (loss) before reclassifications	18	397	(220)	195
Tax benefit (expense)	(3)	(5)	55	47
Other comprehensive income (loss) before reclassifications, net	15	392	(165)	242
Amounts reclassified from accumulated other comprehensive income (loss)
Amounts reclassified from accumulated other comprehensive income (loss)	(2)	(7)	236	227
Tax benefit (expense)	(1)	—	(52)	(53)
Amounts reclassified from accumulated other comprehensive income (loss), net	(3)	(7)	184	174
Net current period other comprehensive income (loss)	12	385	19	416
Balance at December 31, 2017	(25)	(879)	(2,592)	(3,496)
Adoption of new accounting guidance (3)	(1)	—	—	(1)
Balance at January 1, 2018	(26)	(879)	(2,592)	(3,497)
Other comprehensive income (loss) before reclassifications
Other comprehensive income (loss) before reclassifications	(15)	(437)	(124)	(576)
Tax benefit (expense)	18	(3)	28	43
Other comprehensive income (loss) before reclassifications, net	3	(440)	(96)	(533)
Amounts reclassified from accumulated other comprehensive income (loss)
Amounts reclassified from accumulated other comprehensive income (loss)	11	—	146	157
Tax benefit (expense)	(3)	—	(33)	(36)
Amounts reclassified from accumulated other comprehensive income (loss), net	8	—	113	121
Net current period other comprehensive income (loss)	11	(440)	17	(412)
Balance at December 31, 2018	(15)	(1,319)	(2,575)	(3,909)
Other comprehensive income (loss) before reclassifications
Other comprehensive income (loss) before reclassifications	(10)	15	(287)	(282)
Tax benefit (expense)	1	(1)	58	58
Other comprehensive income (loss) before reclassifications, net	(9)	14	(229)	(224)
Amounts reclassified from accumulated other comprehensive income (loss)
Amounts reclassified from accumulated other comprehensive income (loss)	14	—	109	123
Tax benefit (expense)	(2)	—	(21)	(23)
Amounts reclassified from accumulated other comprehensive income (loss), net	12	—	88	100
Net current period other comprehensive income (loss)	3	14	(141)	(124)
Balance at December 31, 2019	$(12)	$(1,305)	$(2,716)	$(4,033)

(1)
Reclassifications from this category included in Accumulated other comprehensive loss are recorded in Revenue, Interest expense, and Compensation and benefits in the accompanying Consolidated Statements of Income. See Note 15 “Derivatives and Hedging” for additional information regarding the Company’s derivative and hedging activity.

(2)	Reclassifications from this category included in Accumulated other comprehensive loss are recorded in Other income (expense).
(3)
Refer to Note 2 “Summary of Significant Accounting Principles and Practices ” for further information.